Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Municipal Bond Fund, Inc.
Entity Central Index Key	0000225635
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000032428 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Municipal Fund
Class Name	Institutional Shares
Trading Symbol	MAYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20(a)	0.58%(b)
(a)	Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 20	[1]
Expense Ratio, Percent	0.58%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 0.86%.
  For the same period, the Bloomberg Municipal Bond Index returned 1.21% and the Bloomberg Municipal High Yield Bond Index returned 1.64%.
What contributed to performance?
At the sector level, allocations to tax-backed states, education and healthcare issues made the largest contributions to absolute performance. In terms of credit tiers, non-rated and AA rated bonds were the leading contributors. Bonds with maturities of 25 years and above also helped results.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning hurt absolute performance. With that said, the Fund’s use of U.S. Treasury futures to manage interest-rate risk was a modest detractor.
The Fund’s cash position was modestly elevated at the end of the period, largely to address liquidity needs and provide the flexibility to capitalize on opportunities as they arise. The cash position did not have a material impact on results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	19.20%	1.96%	3.83%
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Bloomberg Municipal High Yield Bond Index	17.47	2.71	4.40
High Yield Customized Reference Benchmark	15.14	2.22	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,585,113,158
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 2,481,961
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,585,113,158
Number of Portfolio Holdings	698
Net Investment Advisory Fees	$2,481,961
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	23.0%
Corporate	16.2%
Education	13.5%
County/City/Special District/School District	12.0%
Health	11.9%
Transportation	10.5%
Utilities	4.9%
Housing	4.2%
Tobacco	3.6%
Commercial Mortgage-Backed Securities	0.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	6.9%
A	9.0%
BBB/Baa	9.0%
BB/Ba	9.1%
B	2.2%
CCC/Caa	0.3%
N/R(d)	63.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On September 13, 2024, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares High Yield Muni Active ETF. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on February 7, 2025. In connection with the reorganization, effective October 31, 2024, the Fund changed its fiscal year end from June 30 to October 31.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000032425 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Municipal Fund
Class Name	Investor A Shares
Trading Symbol	MDYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$28(a)	0.83%(b)
(a)	Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 28	[3]
Expense Ratio, Percent	0.83%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 0.78%.
  For the same period, the Bloomberg Municipal Bond Index returned 1.21% and the Bloomberg Municipal High Yield Bond Index returned 1.64%.
What contributed to performance?
At the sector level, allocations to tax-backed states, education and healthcare issues made the largest contributions to absolute performance. In terms of credit tiers, non-rated and AA rated bonds were the leading contributors. Bonds with maturities of 25 years and above also helped results.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning hurt absolute performance. With that said, the Fund’s use of U.S. Treasury futures to manage interest-rate risk was a modest detractor.
The Fund’s cash position was modestly elevated at the end of the period, largely to address liquidity needs and provide the flexibility to capitalize on opportunities as they arise. The cash position did not have a material impact on results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	18.95%	1.73%	3.57%
Investor A Shares (with sales charge)	13.89	0.85	3.12
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Bloomberg Municipal High Yield Bond Index	17.47	2.71	4.40
High Yield Customized Reference Benchmark	15.14	2.22	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,585,113,158
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 2,481,961
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,585,113,158
Number of Portfolio Holdings	698
Net Investment Advisory Fees	$2,481,961
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	23.0%
Corporate	16.2%
Education	13.5%
County/City/Special District/School District	12.0%
Health	11.9%
Transportation	10.5%
Utilities	4.9%
Housing	4.2%
Tobacco	3.6%
Commercial Mortgage-Backed Securities	0.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	6.9%
A	9.0%
BBB/Baa	9.0%
BB/Ba	9.1%
B	2.2%
CCC/Caa	0.3%
N/R(d)	63.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On September 13, 2024, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares High Yield Muni Active ETF. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on February 7, 2025. In connection with the reorganization, effective October 31, 2024, the Fund changed its fiscal year end from June 30 to October 31.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000032427 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Municipal Fund
Class Name	Investor C Shares
Trading Symbol	MCYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$53(a)	1.58%(b)
(a)	Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 53	[5]
Expense Ratio, Percent	1.58%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period ?
  For the reporting period ended October 31, 2024, the Fund’s Investor C Shares returned 0.42%.
  For the same period, the Bloomberg Municipal Bond Index returned 1.21% and the Bloomberg Municipal High Yield Bond Index returned 1.64%.
What contributed to performance?
At the sector level, allocations to tax-backed states, education and healthcare issues made the largest contributions to absolute performance. In terms of credit tiers, non-rated and AA rated bonds were the leading contributors. Bonds with maturities of 25 years and above also helped results.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning hurt absolute performance. With that said, the Fund’s use of U.S. Treasury futures to manage interest-rate risk was a modest detractor.
The Fund’s cash position was modestly elevated at the end of the period, largely to address liquidity needs and provide the flexibility to capitalize on opportunities as they arise. The cash position did not have a material impact on results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	17.88%	0.95%	2.94%
Investor C Shares (with sales charge)	16.88	0.95	2.94
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Bloomberg Municipal High Yield Bond Index	17.47	2.71	4.40
High Yield Customized Reference Benchmark	15.14	2.22	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,585,113,158
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 2,481,961
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,585,113,158
Number of Portfolio Holdings	698
Net Investment Advisory Fees	$2,481,961
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	23.0%
Corporate	16.2%
Education	13.5%
County/City/Special District/School District	12.0%
Health	11.9%
Transportation	10.5%
Utilities	4.9%
Housing	4.2%
Tobacco	3.6%
Commercial Mortgage-Backed Securities	0.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	6.9%
A	9.0%
BBB/Baa	9.0%
BB/Ba	9.1%
B	2.2%
CCC/Caa	0.3%
N/R(d)	63.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On September 13, 2024, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares High Yield Muni Active ETF. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on February 7, 2025. In connection with the reorganization, effective October 31, 2024, the Fund changed its fiscal year end from June 30 to October 31.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000199786 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Municipal Fund
Class Name	Class K Shares
Trading Symbol	MKYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Municipal Fund (the “Fund”) for the period of July 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$18(a)	0.53%(b)
(a)	Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 18	[7]
Expense Ratio, Percent	0.53%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 0.88%.
  For the same period, the Bloomberg Municipal Bond Index returned 1.21% and the Bloomberg Municipal High Yield Bond Index returned 1.64%.
What contributed to performance?
At the sector level, allocations to tax-backed states, education and healthcare issues made the largest contributions to absolute performance. In terms of credit tiers, non-rated and AA rated bonds were the leading contributors. Bonds with maturities of 25 years and above also helped results.
What detracted from performance?
At a time of positive returns for the broader market, few aspects of the Fund’s positioning hurt absolute performance. With that said, the Fund’s use of U.S. Treasury futures to manage interest-rate risk was a modest detractor.
The Fund’s cash position was modestly elevated at the end of the period, largely to address liquidity needs and provide the flexibility to capitalize on opportunities as they arise. The cash position did not have a material impact on results.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2014 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	19.27%	2.01%	3.86%
Bloomberg Municipal Bond Index	9.70	1.05	2.30
Bloomberg Municipal High Yield Bond Index	17.47	2.71	4.40
High Yield Customized Reference Benchmark	15.14	2.22	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,585,113,158
Holdings Count | Holding	698
Advisory Fees Paid, Amount	$ 2,481,961
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,585,113,158
Number of Portfolio Holdings	698
Net Investment Advisory Fees	$2,481,961
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector(a)	Percent of Total Investments(b)
State	23.0%
Corporate	16.2%
Education	13.5%
County/City/Special District/School District	12.0%
Health	11.9%
Transportation	10.5%
Utilities	4.9%
Housing	4.2%
Tobacco	3.6%
Commercial Mortgage-Backed Securities	0.2%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	0.3%
AA/Aa	6.9%
A	9.0%
BBB/Baa	9.0%
BB/Ba	9.1%
B	2.2%
CCC/Caa	0.3%
N/R(d)	63.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On September 13, 2024, the Fund’s Board approved the reorganization of the Fund into a newly created ETF to be named iShares High Yield Muni Active ETF. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on February 7, 2025. In connection with the reorganization, effective October 31, 2024, the Fund changed its fiscal year end from June 30 to October 31.

Summary of Change Legend [Text Block]
This is a summary of certain changes and planned changes to the Fund since June 30, 2024. For more complete information, you may review the Fund’s prospectus at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.
[5]	Expenses for a full reporting period would be higher than the amount shown.
[6]	Annualized.
[7]	Expenses for a full reporting period would be higher than the amount shown.
[8]	Annualized.